Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000219140 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000219140 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219140 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219140 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219140 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219140 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219140 | Top10HoldingMastercardBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219140 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219140 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219140 | Top10HoldingBlockBNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219140 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000219140 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219140 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219140 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219140 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219140 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219140 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219140 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219140 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005463 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005463 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005463 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005463 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005463 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005463 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005463 | Top10HoldingMastercardBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005463 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005463 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005463 | Top10HoldingBlockBNY-852234103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000005463 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005463 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005463 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%